UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	February 6, 2001

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMSOUTH BANCORP                COM              032165102      232    15187 SH       SOLE                                      15187
AT&T                           COM              001957109      369    21302 SH       SOLE                    20000              1302
BANC ONE CORP COM              COM              06423A103      465    12700 SH       SOLE                                      12700
C-CUBE MICROSYSTEMS INC-NEW    COM              12501N108      369    30000 SH       SOLE                    30000
CARDINAL HEALTH INC COM        COM              14149Y108     1146    11500 SH       SOLE                                      11500
CARNIVAL CORP COM              COM              143658102      595    19300 SH       SOLE                                      19300
CHART INDUSTRIES               COM              16115Q100     2165   502024 SH       SOLE                   500000              2024
CHARTER ONE FINL INC COM       COM              160903100     3999   138509 SH       SOLE                    55125             83384
CHECKFREE CORP                 COM              162813109    21995   517525 SH       SOLE                   500000             17525
CHECKPOINT SYS INC             COM              162825103     8795  1182475 SH       SOLE                  1150000             32475
COASTAL CORP COM               COM              190441105      221     2500 SH       SOLE                                       2500
CONSECO                        COM              208464107    43310  3284147 SH       SOLE                  2975000            309147
DUFF & PHELPS SELECT UTIL      COM              264324104      168    16000 SH       SOLE                                      16000
EQUIFAX INC COM                COM              294429105      515    17950 SH       SOLE                                      17950
EVERCEL                        COM              299759100      952   104300 SH       SOLE                   104300
EXABYTE CORP                   COM              300615101       86    25000 SH       SOLE                                      25000
FANTOM TECHNOLOGIES COM        COM              306906108     2735   994500 SH       SOLE                   935000             59500
FEDERATED DEPT STORE           COM              31410H101      329     9400 SH       SOLE                                       9400
GREAT ATL & PAC CO             COM              390064103     6709   958500 SH       SOLE                   900000             58500
IMAX CORP                      COM              45245E109     2331   847600 SH       SOLE                   807400             40200
INKTOMI CORP COM               COM              457277101     2682   150050 SH       SOLE                   120000             30050
INTEGRATED DEVICE TECH COM     COM              458118106      232     7000 SH       SOLE                                       7000
LOWES COMPANIES INC            COM              548661107      334     7500 SH       SOLE                                       7500
MERCURY GENERAL CORP           COM              589400100     2852    65000 SH       SOLE                                      65000
MILESTONE SCIENTIFIC COM       COM              59935P100     1103   840000 SH       SOLE                   825000             15000
NATIONAL HEALTH INVS COM       COM              63633D104      102    13856 SH       SOLE                                      13856
NATIONAL HEALTH REALTY INC     COM              635905102     3663   468877 SH       SOLE                                     468877
NATIONAL HEALTHCARE CORP       COM              635906100     9076  1180577 SH       SOLE                                    1180577
NETBANK INC COM                COM              640933107      713   108675 SH       SOLE                    96000             12675
NOBEL LEARNING COMMUNITIES INC COM              654889104      461    82000 SH       SOLE                    80000              2000
NORTHLAND CRANBERRIES          COM              666499108      540   785200 SH       SOLE                   685200            100000
SCHERING PLOUGH CORP           COM              806605101      214     3775 SH       SOLE                                       3775
SLI INC COM                    COM              78442T108     4024   625000 SH       SOLE                   600000             25000
SONIC CORP COM                 COM              835451105      261    11200 SH       SOLE                                      11200
THERMOGENESIS CORP COM NEW     COM              883623209      175   100000 SH       SOLE                   100000
TRITON ENERGY                  COM              G90751101      420    14000 SH       SOLE                                      14000
TRUSTMARK CORP COM             COM              898402102      202     9600 SH       SOLE                                       9600
UNOCAL CORP COM                COM              915289102      569    14700 SH       SOLE                                      14700
VERIZON COMMUNICATIONS COM     COM              92343V104      461     9200 SH       SOLE                                       9200
WASTE MGMT INC DEL COM         COM              94106L109      860    31000 SH       SOLE                    21000             10000
WORLDCOM INC GA NEW            COM              55268b106      586    41684 SH       SOLE                                      41684